Related Parties - Schedule of Transactions with Interested and Related Parties (Details) ₪ in Thousands, $ in Thousands					12 Months Ended
		Jul. 16, 2024 USD ($)	Jul. 16, 2024 ILS (₪)	Apr. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)
Related Parties [Abstract]
Labor cost and related expenses (included in general and administrative)	[1]				$ 447		$ 249
Directors’ fees (included in general and administrative)	[2]				417		282
Consulting fees (included in general and administrative)		$ 15	₪ 56	$ 20	245	[3]	180	[3]
Consulting fees (included in general and administrative)	[4]				240
Inventory storage (included in cost of sale)	[3]				405		545
Revenue sharing payment (included in general and administrative)	[5]				47		40
Other income, net	[6]				(120)		(255)
Total transactions with interested and related parties					$ 1,681		$ 1,041

[1]	On August 3, 2022, the Company’s Board of Directors approved the increase to the chief executive officer (“CEO”), monthly salary to NIS 55 thousand (approximately $23 thousand) plus applicable value added taxes (“VAT”), retroactively from February 1, 2022. Effective on September 1, 2022, the Company’s Board of Directors approved an increase to CEO’s monthly salary to NIS 80 thousand (approximately $23 thousand) plus VAT and a one-time bonus of NIS 480 thousand (approximately $140 thousand). On July 16, 2024 the shareholders approved to grant a bonus of 4 monthly salaries ($87 thousand), therefore the provision for a bonus of 4 month salary ($87 thousand) were recorded.
[2]	The monthly directors’ fee is NIS 8 thousand ($2.2 thousand) for each director. The chairman of the Company’s Board of Directors fee is NIS 35 thousand ($10 thousand). The directors’ fees were decreased by 20%, to NIS 6.2 thousand (approximately $1.68 thousand) to each director and to NIS 28 thousand ($8 thousand) to the chairman of the Company’s Board of Directors, effective October 1 ,2023. On July 16, 2024 the shareholders approved to increase the chairman of the Company’s Board of Directors monthly fee to NIS 56 thousand ($15 thousand) and approved to grant a bonus of 4 monthly salaries in the total amount of NIS 140 thousand ($40 thousand), therefore a provision for bonus to the chairman of the Company’s Board of Directors of 4 month salary ($60 thousand) were recorded.
[3]

On October 26, 2022, the Company and Pure Capital, a company owned by a family member of the CEO, entered into a consultant agreement, pursuant to which Pure Capital will provide consultancy services to the Company for a monthly fee of NIS 57.5 thousand (approximately $16.5 thousand). The Group paid Pure Capital a one-time signing bonus in the amount of NIS 425 thousand (approximately $121 thousand) for their services to the Company from the day of the Company’s inception until the closing of the IPO. Pure Capital is also entitled during the term of the consulting agreement to the following payment: (i) an amount equal to 7% of the gross proceeds paid to the Company in connection with any exercise of warrants, whether or not currently outstanding; and (ii) 8% of the total consideration paid in connection with any purchase of a new brand, businesses, or similar events initiated or assisted by Pure Capital and approved by the CEO and Chairman of the Board based on agreement with Pure Capital. The consulting agreement is for an undefined period of time and may be terminated after 3 years from October 26, 2022 by either party upon 30 days of advance notice.

Additionally, on October 26, 2022 the Company and Pure Logistics, which was formerly owned by Pure Capital and a former director of the Company, entered into a warehouse storage agreement located in the USA. In March 2023, the Company paid to Pure Capital $352 thousand in accordance with the terms of the Pure Capital Consulting Agreement. The consultancy fees were paid in consideration with the investments in Fort and SciSparc and were capitalized. During June 2024, the Company paid to Pure Capital $50 thousand in accordance with the terms of the Pure Capital Consulting Agreement. The consultancy fees were paid in consideration with the Private Placement and were capitalized. During November 2024 the Company paid to Pure Capital $50 thousand in accordance with the terms of the Pure Capital Consulting Agreement. The consultancy fees were paid in consideration with the exercise of  Series A Warrants. See note 18.

[4]	On April 30, 2024, the Company entered into a consulting agreement (the “Xylo Consulting Agreement”) with Xylo pursuant to which Xylo will provide consultancy services to the Company for a monthly fee of $20 thousand. The Xylo Consulting Agreement is for a period of thirty-six (36) months beginning January 2024 and may be terminated for cause with thirty (30) days advance notice. The consultancy services fees paid according to the Xylo Consulting Agreement are included in other expenses. As of December 31, 2024 the outstanding payable amount was $35 thousand.
[5]	During 2024 and 2023 the Company paid $24 thousand and $23 thousand respectively, to Xylo and $18 thousand and $17 thousand respectively, to Pure Capital in connection to revenue sharing payment. The outstanding payable to Xylo and Pure Capital as of December 31, 2024 and 2023 was $14 thousand and $11 thousand, and $12 thousand and $9 thousand, respectively.
[6]	As noted in note 7, the Company purchased 49% of the voting rights of SciSparc U.S., a related party of the Company due the following reasons: the Company’s chairman board of director serves as the director in SciSparc U.S., and as the Chief Financial Officer of and Chief Executive Officer in SciSparc. Additionally, in connection with the closing of the Wellution Agreement, on March 22, 2023, the Company entered into a consulting agreement with SciSparc U.S. (the “SciSparc Consulting Agreement”), pursuant to which the Company will provide management services to SciSparc U.S. for the Wellution brand for a monthly fee of $20 thousand and the Company received a one-time signing bonus in the amount of $51 thousand. The SciSparc Consulting Agreement is for an undefined period of time and may be terminated by either party with 30 days advance notice. On November 2023 the monthly fee was reduced to $10 thousand. In addition, The Company provides a variety of professional and business support services in accordance with transfer pricing work received in SciSparc U.S. The aforementioned services are provided in collaboration with SciSparc. The outstanding payable to SciSparc as of December 31, 2024 and 2023, was $15 thousand.